FINANCE COSTS (Tables)	6 Months Ended
Jun. 30, 2024
Finance Costs [Abstract]
Schedule of Disclosure of Finance Costs
Finance costs for the reporting periods consist of the following:

	Three months ended		Six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	$	$	$	$
Interest on long-term debt and other debts[a]	7,315,914	1,207,381	13,980,725	2,254,029
Interest on lease liabilities[a]	1,161,746	702,423	2,352,235	738,848
Accretion expense	3,047,934	—	6,074,007	—
Financing cost	883,351	327,914	1,145,519	763,126
Other	(116,857)	(236,634)	(642,657)	(334,565)
	12,292,088	2,001,084	22,909,829	3,421,438

a.Net of capitalized borrowing costs of $432,880 for the three months ended June 30, 2024 (three months ended June 30, 2023: $1,428,975), $342,364 included in interest on long-term debt and other debts and $90,516 in interest on lease liabilities, respectively (three months ended June 30, 2023: $1,003,249 included in interest on long-term debt and other debts, $425,726 in interest on lease liabilities, respectively). The weighted average interest rate used to capitalize the borrowing costs is 8.18% for the three months ended June 30, 2024 (three months ended June 30, 2023: 6.80%).

Net of capitalized borrowing costs of $747,919 for the six months ended June 30, 2024 (six months ended June 30, 2023: $3,147,686), $589,689 included in interest on long-term debt and other debts and $158,230 in interest on lease liabilities, respectively (six months ended June 30, 2023: $1,759,482 included in interest on long-term debt and other debts, $1,388,204 in interest on lease liabilities, respectively). The weighted average interest rate used to capitalize the borrowing costs is 8.11% for the six months ended June 30, 2024 (six months ended June 30, 2023: 6.67%).